Fair Value of Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Following is a summary of our contingent consideration liability Level 3 activity during fiscal year 2024:

Balance, March 31, 2023	$20,274
Increase in fair value	5,855
Payments made	(22,573)
Balance, March 31, 2024	$3,556
Contingent consideration liabilities are reported under the following captions in the combined balance sheets:

	March 31,
	2024	2023
Other current liabilities	$750	$8,586
Other long-term liabilities	2,806	11,688
Total	$3,556	$20,274
Following is a summary of our contingent consideration liability Level 3 activity during the three months ended June 30, 2024:

Balance, March 31, 2024	$3,556
Payments made	(750)
Balance, June 30, 2024	$2,806
Contingent consideration liabilities are reported under the following captions in the condensed combined balance sheets:

	June 30, 2024	March 31, 2024
Other current liabilities	$2,806	$750
Other long-term liabilities	—	2,806
Total	$2,806	$3,556